FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value of Available-for-Sale and Other Investments

The cost, unrealized holding gains or losses, and fair value of the Company’s investments at December 31, 2013 and 2012 are as follows:

(In thousands)		Gross	Gross
Investments	Amortized Cost	Unrealized Losses	Unrealized Gains	Fair Value
2013
Available-for-sale	$659	$-	$1,283	$1,942
Other cost investments	7,783	-	-	7,783

Total	$8,442	$-	$1,283	$9,725

2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769

Total	$12,976	$-	$106,220	$119,196

Schedule of Accumulated Other Comprehensive Loss on Interest Rate Swaps

The following table details the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)	Accumulated other
comprehensive loss
Balance at December 31, 2011	$100,292
Other comprehensive income	52,112

Balance at December 31, 2012	48,180
Other comprehensive income	48,180

Balance at December 31, 2013	$-